Stockholders' Deficit	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020
Equity [Abstract]
Stockholders' Deficit
NOTE 7 – STOCKHOLDERS’ DEFICIT

On January 25, 2021, the Company amended its articles of incorporation to increase its authorized shares to 1,000,000,000 shares and 10,000,000 shares of the Company’s common stock and preferred stock, respectively. As of September 30, 2020, 404,908,141 shares of common stock and 7,296,000 shares of preferred stock were issued and outstanding. All common stock shares have equal voting rights, are non-assessable and have one vote per share. There are four preferred stockholders which have super voting rights in the ratio of 25 votes to 1 share held.

Issuances pursuant to private placements

During the three months ended December 31, 2020, we issued shares of our restricted common stock under private placement agreements for proceeds received as follows:

Date	Shares	Proceeds
10/19/20	650,000	$25,000
11/03/20	228,572	8,000
11/13/20	2,512,563	100,000
12/14/20	232,560	20,000
12/31/20	700,000	50,000
	4,323,695	$203,000

Issuances for services

On October 28, 2020, the Company issued 200,000 shares of common stock valued at $9,600 in connection with a services agreement.

On October 31, 2020, the Company issued 300,000 shares of common stock valued at $16,260 in connection with a services agreement.

Issuances pursuant to debt settlements

On October 30, 2020, $50,660 of principal on a convertible note were converted into 1,700,000 shares of common stock by Noteholder D. This issuance also settled a derivative liability of $42,472.

On November 5, 2020, $137,222 of principal and $20,445 of interest on a convertible note were converted into 6,961,000 shares of common stock by Noteholder A. This issuance also settled a derivative liability of $239,615.

On November 30, 2020, $300,000 of principal and $14,500 of interest on a convertible note were converted into 13,885,210 shares of common stock by Noteholder A. This issuance also settled a derivative liability of $883,229.

On December 2, 2020, $98,800 of principal on a convertible note were converted into 2,000,000 shares of common stock by Noteholder D. This issuance also settled a derivative liability of $131,360.

On December 16, 2020, $108,240 of principal and $28,818 of interest on a convertible note were converted into 1,825,000 shares of common stock by Noteholder D. This issuance also settled a derivative liability of $123,768.

Warrants outstanding

During the fiscal year ended September 30, 2019, the Company issued warrants for the purchase of 20,750,000 shares of common stock in connection with convertible note issuances. These warrants expire in four years and have exercise prices ranging from $.055 to $.355.

The weighted average volatility for the warrants at issuance was approximately 130%. A summary of the status of the Company’s warrant grants as of December 31, 2020 and the changes during the three months then ended is presented below:

		Weighted-Average	Weighted-Average Remaining
	Warrants	Exercise Price	Contractual Life
Outstanding, September 30, 2020	20,750,000	$0.12	2.4 years
Granted	-	-
Exercised	-	-
Expired	-	-
Outstanding, December 31, 2020	20,750,000	$0.12	2.1 years

Warrants exercisable at December 31, 2020	20,750,000	$0.12	2.1 years

NOTE 7 – STOCKHOLDERS’ DEFICIT

On January 25, 2021, the Company amended its articles of incorporation to increase its authorized shares to 1,000,000,000 shares and 10,000,000 shares of the Company’s common stock and preferred stock, respectively. As of September 30, 2020, 404,908,141 shares of common stock and 7,296,000 shares of preferred stock were issued and outstanding. All common stock shares have equal voting rights, are non-assessable and have one vote per share. There are four preferred stockholders which have super voting rights in the ratio of 25 votes to 1 share held.

Issuances pursuant to private placements

During the years ended September 30, 2020 and 2019, we issued shares of our restricted common stock under private placement agreements for proceeds received as follows:

Date	Shares	Proceeds
12/03/18	1,666,666	$50,000
12/03/18	1,666,666	50,000
01/02/19	3,571,429	125,000
01/02/19	3,571,429	125,000
01/02/19	3,571,429	125,000
01/02/19	3,571,429	125,000
02/26/19	1,075,269	100,000
04/15/19	370,370	100,000
04/25/19	395,000	118,500
06/10/19	500,000	100,000
06/10/19	500,000	100,000
06/10/19	500,000	100,000
Fiscal year 2019	20,959,687	$1,218,500

Date	Shares	Proceeds
01/24/20	2,000,000	$100,000
12/03/18	2,000,000	100,000
01/02/19	3,333,333	100,000
01/02/19	333,333	10,000
01/02/19	200,000	10,000
01/02/19	300,000	15,000
02/26/19	1,500,000	50,000
Fiscal year 2020	9,666,666	$385,000

Issuances for employee compensation

During the year ended September 30, 2019, the Company issued 1,271,350 shares of common stock to an employee pursuant to his employment agreement. These shares were valued at $223,316 and are included in professional fees on the accompanying statement of operations.

Pursuant to an employment agreement, the Company issued 519,568 shares of common stock valued at $41,667 for consulting expenses during the six months ended March 31, 2020. 263,158 were issued on December 31, 2019 and 256,410 were issued on March 31, 2020.

As a signing bonus for employment with the Company, 47,620 shares were issued to an employee on January 15, 2020 valued at $16,557.

As a signing bonus for employment with the Company, 10,000 shares were issued to an employee on March 6, 2020 valued at $814.

Issuances for acquisitions

On April 25, 2020, the Company issued 4,000,000 shares of common stock valued at $324,800 for the acquisition of Retail Pro Associates (see Note 12).

On February 1, 2020, the Company issued 500,000 common stock shares to acquire Kush, Inc. valued at $42,500 (see Note 12).

Issuances for services

On January 11, 2019, the Company issued 3,188,750 shares of common stock valued at $126,050 in connection with a registration rights agreement.

On June 23, 2019, the Company entered into a six-month agreement with a consultant to provide management consulting services. In connection with the services provided, 980,000 shares of common stock were issued to the consultant valued at $363,100.

During the years ended September 30, 2020 and 2019, the Company issued 705,882 and 600,000 shares, respectively, of common stock valued at $36,000 and $27,300, respectively, to a consultant for sales commission and business development services.

During the year ended September 30, 2019, the Company entered into an advisory agreement for strategic business planning matters. The initial term of the agreement was 60 days, then extended another 180 days from June 13, 2019. In exchange for the services provided, the Company issued 2,500,000 shares of common stock valued at $706,000.

During the quarter ended March 31, 2020, the Company issued 1,625,028 restricted common shares to a consultant for financing services provided from 2008 to 2019. These shares were valued at $72,126 and are included in professional fees on the accompany statements of operations.

On January 15, 2020, the Company issued 250,000 shares of common stock to a consultant for services to be provided through August 2020 valued at $48,750.

On March 5, 2020, the Company issued 50,000 shares of common stock valued at $3,900 for website services provided.

On March 31, 2020, the Company issued 6,375,303 shares of common stock valued at $669,892 to Rayne Forecast, Inc. for consulting services provided regarding corporate financing (see Note 9).

On May 18, 2020, the Company issued 100,000 shares of common stock valued at $7,500 for services.

On June 1, 2020, the Company issued 183,537 shares of common stock valued at $14,873 for marketing consulting services.

On September 21, 2020, the Company issued 6,000,000 shares of common stock valued at $284,400 for services.

Issuances pursuant to securities purchase agreement

From October 2019 to January 2020, the Company issued Noteholder C 2,363,846 shares of common stock valued at $257,717 in connection with the October 11, 2019 securities purchase agreement.

On April 20, 2020, the Company issued Noteholder C 1,000,000 shares of common stock valued at $85,100 as required under a provision of the October 11, 2019 securities purchase agreement.

Issuances pursuant to debt settlements

On January 17, 2019, the Company settled $338,889 principal balance and $23,548 accrued interest on two convertible notes with Noteholder A (Note 5) through the issuance of 15,076,214 shares of common stock. This issuance also settled the associated derivative liabilities totaling $1,004,730.

On October 23, 2019, the Company settled the remaining $50,000 principal balance and $38,083 accrued interest on a convertible note through the issuance of 1,733,923 shares of common stock. This issuance also settled a derivative liability of $89,353.

On January 15, 2020, the Company settled a $166,667 principal balance and $23,425 accrued interest on a convertible note through the issuance of 5,587,644 shares of common stock. This issuance also settled a derivative liability of $175,093.

On February 7, 2020, the Company settled a $111,111 principal balance and $35,733 accrued interest on a convertible note through the issuance of 4,655,078 shares of common stock. This issuance also settled a derivative liability of $178,396.

On September 30, 2020, the Company settled a $51,100 of principal on a convertible note through the issuance of 1,750,000 shares of common stock to Noteholder D. This issuance also settled a derivative liability of $48,718.

Warrants outstanding

During the fiscal year ended September 30, 2018, the Company issued two warrants for the purchase of 750,000 and 500,000 shares of common stock, respectively, in connection with private placements. The warrants during fiscal year ending September 30, 2018 have a two-year life and have exercise prices of $0.055 and $.075, respectively. The warrants expired after two years during the year ended September 30, 2020.

During the fiscal year ended September 30, 2019, the Company issued warrants for the purchase of 20,750,000 shares of common stock in connection with convertible note issuances. These warrants expire in four years and have exercise prices ranging from $.055 to $.355.

The weighted average volatility for the warrants at issuance was approximately 130%. A summary of the status of the Company’s warrant grants as of September 30, 2020 and the changes during the two years then ended is presented below:

		Weighted-Average	Weighted-Average Remaining
	Warrants	Exercise Price	Contractual Life
Outstanding, September 30, 2018	1,250,000	$0.06	2.0 years
Granted	20,750,000	$0.12	4.0 years
Exercised	-	-
Expired	-	-
Outstanding, September 30, 2019	22,000,000	$0.11	3.2 years
Granted	-	-
Exercised	-	-
Expired	1,250,000	0.06
Outstanding, September 30, 2020	20,750,000	$0.12	2.4 years
Warrants exercisable at September 30, 2020	20,750,000	$0.12	2.4 years